STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3%
Aerospace & Defense - 1.3%
Raytheon Technologies Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000		2,118,601
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	3,500,000		3,257,995
				5,376,596
Airlines - 3.2%
Air Canada Pass Through Trust, Ser. 2015-1, Cl. A	3.60	3/15/2027	1,939,874	[a]	1,812,981
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,242,675		2,825,121
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	4,207,464		3,607,617
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	6,217,367		5,356,620
				13,602,339
Automobiles & Components - 1.5%
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		2,989,126
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	8/20/2027	1,750,000		1,560,833
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	2,000,000		1,613,442
				6,163,401
Banks - 21.6%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +0.40%	5.27	7/3/2023	3,000,000	[b,c]	2,227,261
Banco Santander SA, Sr. Unscd. Notes	1.72	9/14/2027	2,500,000		2,185,838
Bank of America Corp., Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[c]	2,733,750
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	1,500,000	[c,d]	1,467,375
Bank of Ireland Group PLC, Sr. Unscd. Notes	2.03	9/30/2027	4,000,000	[a]	3,482,764
Barclays PLC, Jr. Sub. Notes	8.00	3/15/2029	2,000,000	[c]	1,740,000
Barclays PLC, Sr. Unscd. Notes	5.30	8/9/2026	1,500,000		1,479,084
BNP Paribas SA, Sub. Notes	4.38	5/12/2026	2,500,000	[a]	2,397,019
BPCE SA, Sub. Notes	3.12	10/19/2032	4,000,000	[a]	3,097,924
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	2,500,000		2,536,852
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000		4,016,271

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Banks - 21.6% (continued)
Cooperatieve Rabobank UA, Gtd. Notes	4.38	8/4/2025	2,750,000		2,679,722
Credit Agricole SA, Sub. Notes	4.00	1/10/2033	3,500,000	[a]	3,158,193
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	6,000,000	[a]	5,661,960
Danske Bank A/S, Sr. Unscd. Notes	0.98	9/10/2025	3,000,000	[a]	2,797,570
Deutsche Bank AG, Sr. Unscd. Notes	3.96	11/26/2025	2,500,000		2,375,729
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	5,000,000		4,168,828
HSBC Holdings PLC, Sr. Unscd. Notes	3.80	3/11/2025	2,750,000		2,699,331
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	4,500,000	[c]	4,308,750
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	2,500,000		2,387,152
M&T Bank Corp., Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[c]	3,867,166
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	3,000,000		3,119,808
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	2,000,000		1,972,700
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,c]	3,261,692
Santander UK Group Holdings PLC, Sr. Unscd. Notes	1.09	3/15/2025	3,000,000		2,864,947
Societe Generale SA, Sub. Notes	6.22	6/15/2033	2,500,000	[a]	2,332,065
Standard Chartered PLC, Sr. Unscd. Notes	3.97	3/30/2026	3,500,000	[a]	3,370,445
The Bank of Nova Scotia, Jr. Sub. Notes, 3 Month LIBOR +2.65%	7.85	10/12/2023	4,000,000	[b,c]	3,411,560
The Goldman Sachs Group, Inc., Sub. Notes	4.25	10/21/2025	2,250,000		2,193,236
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		2,809,145
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000		2,804,596
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000		2,533,555
				92,142,288
Beverage Products - 1.3%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000		2,709,416
Suntory Holdings Ltd., Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	2,860,061
				5,569,477
Building Materials - 1.1%
CRH America Finance, Inc., Gtd. Notes	3.40	5/9/2027	2,000,000	[a]	1,886,447
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	3,500,000		2,995,552
				4,881,999

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Chemicals - 2.1%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	3,000,000		2,997,379
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	3,500,000		3,192,021
Yara International ASA, Sr. Unscd. Notes	4.75	6/1/2028	3,000,000	[a]	2,834,254
				9,023,654
Commercial & Professional Services - 1.1%
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	3,500,000		3,058,663
Grand Canyon University, Scd. Bonds	3.25	10/1/2023	1,750,000		1,728,125
				4,786,788
Consumer Discretionary - 3.8%
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	3,500,000		3,196,236
Leggett & Platt, Inc., Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		1,926,245
Marriott International, Inc., Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	3,000,000		2,389,521
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	3,000,000		2,812,431
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	3,500,000		3,059,619
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	3,000,000	[d]	2,957,551
				16,341,603
Consumer Durables & Apparel - .7%
Michael Kors USA, Inc., Gtd. Notes	4.25	11/1/2024	3,000,000	[a]	2,903,160
Diversified Financials - 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.75	6/6/2028	4,000,000		3,968,754
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	855,878
Aircastle Ltd., Sr. Unscd. Notes	4.25	6/15/2026	3,000,000		2,830,135
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,000,000		4,170,533
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000		2,685,039
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	5,000,000		4,084,820
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	[a]	803,276
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	[d]	2,898,288
Owl Rock Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	4,000,000		3,386,232
Stifel Financial Corp., Sr. Unscd. Bonds	4.25	7/18/2024	2,000,000		1,934,655
				27,617,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Electronic Components - 1.4%
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	1,760,000		1,449,921
Arrow Electronics, Inc., Sr. Unscd. Notes	4.00	4/1/2025	1,500,000		1,457,911
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,250,000		2,898,182
				5,806,014
Energy - 11.2%
Cenovus Energy, Inc., Sr. Unscd. Notes	2.65	1/15/2032	3,000,000		2,435,160
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	2,000,000	[a]	1,596,219
Cheniere Energy, Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000		1,879,013
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	3,500,000		3,164,484
El Paso Natural Gas Co., LLC, Gtd. Notes	3.50	2/15/2032	3,000,000	[a]	2,548,763
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	2,000,000		1,945,872
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	1,500,000		1,504,724
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000		1,402,700
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	1,500,000		1,529,968
EQM Midstream Partners LP, Sr. Unscd. Notes	4.00	8/1/2024	936,000		912,614
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	3,000,000		2,790,300
Helmerich & Payne, Inc., Sr. Unscd. Notes	2.90	9/29/2031	3,000,000		2,443,325
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	1,500,000		1,443,369
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	2,000,000		1,918,285
Ovintiv, Inc., Gtd. Notes	5.65	5/15/2025	2,000,000		1,997,941
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	3,500,000		3,031,938
Sabal Trail Transmission LLC, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	2,862,108
Targa Resources Corp., Gtd. Notes	5.20	7/1/2027	3,000,000		2,963,058
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,859,296
Transcontinental Gas Pipe Line Co., LLC, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		1,783,449
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000		2,066,112
Var Energi ASA, Sr. Unscd. Notes	7.50	1/15/2028	2,310,000	[a]	2,411,127
				47,489,825
Environmental Control - .5%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000		2,318,005

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Financials - .8%
Apollo Management Holdings LP, Gtd. Notes	4.00	5/30/2024	1,750,000	[a]	1,716,824
Apollo Management Holdings LP, Gtd. Notes	4.95	1/14/2050	2,000,000	[a]	1,667,036
				3,383,860
Food Products - 1.5%
Flowers Foods, Inc., Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,899,858
Grupo Bimbo SAB de CV, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	2,956,959
JBS USA Lux SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.00	2/2/2029	2,000,000	[a]	1,688,121
				6,544,938
Foreign Governmental - .6%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,670,720
Health Care - 5.8%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	3,000,000		2,724,272
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,000,000		3,011,892
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000		2,804,147
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		1,851,100
HCA, Inc., Gtd. Notes	3.63	3/15/2032	2,000,000	[a]	1,744,120
HCA, Inc., Gtd. Notes	5.88	2/1/2029	1,500,000		1,525,262
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	3,000,000		3,005,171
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	3,000,000	[a,d]	2,422,281
Takeda Pharmaceutical Co., Ltd., Sr. Unscd. Notes	5.00	11/26/2028	3,000,000		3,012,085
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,500,000		2,437,954
				24,538,284
Industrial - 3.2%
Carlisle Companies, Inc., Sr. Unscd. Notes	3.75	12/1/2027	3,000,000		2,863,668
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	2,500,000		2,000,457
Hillenbrand, Inc., Gtd. Notes	5.00	9/15/2026	2,500,000		2,416,325
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	3,500,000		3,238,191
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	3,000,000		2,925,444
				13,444,085
Information Technology - 1.5%
Fidelity National Information Services, Inc., Gtd. Notes	4.50	7/15/2025	2,000,000		1,967,058
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	2,000,000		1,832,509
Oracle Corp., Sr. Unscd. Notes	1.65	3/25/2026	3,000,000		2,740,771
				6,540,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Insurance - 2.8%
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.15	6/15/2031	3,000,000		2,561,175
MetLife, Inc., Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	3,500,000	[c]	3,194,520
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000		2,915,130
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,500,000		3,239,732
				11,910,557
Internet Software & Services - .5%
eBay, Inc., Sr. Unscd. Notes	5.95	11/22/2027	2,000,000		2,066,965
Materials - .4%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000		1,893,025
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000		2,174,535
Grupo Televisa SAB, Sr. Unscd. Notes	4.63	1/30/2026	3,000,000		2,947,636
				5,122,171
Metals & Mining - 1.8%
Anglo American Capital PLC, Gtd. Notes	4.50	3/15/2028	3,000,000	[a]	2,867,890
Glencore Funding LLC, Gtd. Notes	1.63	9/1/2025	1,500,000	[a]	1,382,228
Glencore Funding LLC, Gtd. Notes	5.40	5/8/2028	1,500,000	[a]	1,491,867
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,000,000		1,746,171
				7,488,156
Municipal Securities - 2.9%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000		3,689,675
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000		3,236,555
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000		2,255,596
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000		3,197,613
				12,379,439
Real Estate - 6.0%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.95	1/15/2027	3,000,000		2,879,589
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	2,000,000		1,398,223
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000		3,686,034
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000		1,964,804

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Real Estate - 6.0% (continued)
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	3,500,000		2,995,979
Healthpeak Properties, Inc., Gtd. Notes	2.13	12/1/2028	3,000,000		2,544,116
Highwoods Realty LP, Sr. Unscd. Notes	4.20	4/15/2029	3,000,000		2,534,657
Life Storage LP, Gtd. Notes	4.00	6/15/2029	3,000,000		2,775,204
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000		2,263,697
Spirit Realty LP, Gtd. Notes	4.00	7/15/2029	3,000,000		2,682,816
				25,725,119
Retailing - 3.8%
7-Eleven, Inc., Sr. Unscd. Notes	1.80	2/10/2031	4,000,000	[a]	3,171,511
Alimentation Couche-Tard, Inc., Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,805,436
AutoNation, Inc., Sr. Unscd. Notes	3.85	3/1/2032	2,000,000	[d]	1,691,706
Dick's Sporting Goods, Inc., Sr. Unscd. Notes	3.15	1/15/2032	3,000,000		2,428,745
Dollar Tree, Inc., Sr. Unscd. Notes	2.65	12/1/2031	3,500,000		2,894,142
Kohl's Corp., Sr. Unscd. Notes	4.63	5/1/2031	1,250,000		815,263
O'Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,500,000		2,437,602
				16,244,405
Semiconductors & Semiconductor Equipment - 4.2%
Broadcom, Inc., Sr. Unscd. Notes	3.14	11/15/2035	2,000,000	[a]	1,525,786
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	3,000,000	[a]	2,448,964
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	2,500,000	[a]	2,472,366
Microchip Technology, Inc., Gtd. Notes	4.25	9/1/2025	3,000,000		2,925,031
NXP BV/NXP Funding LLC, Gtd. Notes	4.88	3/1/2024	2,000,000		1,985,976
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.40	6/1/2027	2,000,000		1,947,409
Renesas Electronics Corp., Sr. Unscd. Notes	2.17	11/25/2026	5,000,000	[a]	4,426,753
				17,732,285
Technology Hardware & Equipment - .8%
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.10	7/15/2036	3,000,000		3,475,119
Telecommunication Services - 2.2%
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	3,500,000		3,426,238
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	3,500,000		3,248,474

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.3% (continued)
Telecommunication Services - 2.2% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	2.10	3/22/2028	3,000,000	2,649,216
				9,323,928
Total Bonds and Notes (cost $458,384,752)			414,506,153

Preferred Stocks - 1.4%
Diversified Financials - .7%
Air Lease Corp., Ser. A	6.15		120,000	2,706,000
Telecommunication Services - .7%
AT&T, Inc., Ser. A	5.00		140,000	3,106,600
Total Preferred Stocks (cost $6,500,000)			5,812,600
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,337,963)	5.19		3,337,963	[e] 3,337,963

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,408,639)	5.19		4,408,639	[e] 4,408,639
Total Investments (cost $472,631,354)			100.5%	428,065,355
Liabilities, Less Cash and Receivables			(0.5%)	(2,136,882)
Net Assets			100.0%	425,928,473

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $90,392,768 or 21.22% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $5,161,508 and the value of the collateral was $5,329,344, consisting of cash collateral of $4,408,639 and U.S. Government & Agency securities valued at $920,705. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	399,455,994	-	399,455,994
Equity Securities - Preferred Stocks	5,812,600	-	-	5,812,600
Foreign Governmental	-	2,670,720	-	2,670,720
Investment Companies	7,746,602	-	-	7,746,602
Municipal Securities	-	12,379,439	-	12,379,439

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized depreciation on investments was $44,565,999, consisting of $883,853 gross unrealized appreciation and $45,449,852 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.